EMPLOYEE BENEFIT PLANS - Schedule of Expected Benefit Payments (Details) $ in Thousands	Oct. 28, 2018 USD ($)
Defined Benefit Plan Disclosure [Line Items]
2019	$ 5,097
2020	4,752
2021	4,627
2022	4,447
2023	4,662
2024 - 2028	20,017
Defined Benefit Plans
Defined Benefit Plan Disclosure [Line Items]
2019	4,222
2020	3,954
2021	3,923
2022	3,847
2023	4,053
2024 - 2028	17,883
OPEB Plans
Defined Benefit Plan Disclosure [Line Items]
2019	875
2020	798
2021	704
2022	600
2023	609
2024 - 2028	$ 2,134